UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

         100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (410) 345-2000

Date of fiscal year end:   May 31

Date of reporting period:   November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
Semiannual Report
T. ROWE PRICE
Spectrum Allocation Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Spectrum Allocation Funds
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Spectrum Allocation Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Spectrum Allocation Funds

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Spectrum Allocation Funds
Portfolio Summary

SPECTRUM CONSERVATIVE ALLOCATION FUND
SPECTRUM MODERATE ALLOCATION FUND
SECURITY DIVERSIFICATION
Spectrum Conservative Allocation Fund
* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION
Spectrum Moderate Allocation Fund
* Includes the cash underlying futures positions.

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM MODERATE GROWTH ALLOCATION FUND
SECURITY DIVERSIFICATION
Spectrum Moderate Growth Allocation Fund
* Includes the cash underlying futures positions.

T. ROWE PRICE Spectrum Allocation Funds

FUND EXPENSE EXAMPLE
As mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM CONSERVATIVE ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,037.60 $1.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.05   1.97
I Class
Actual   1,000.00   1,038.80   1.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.65   1.37
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.39%, and
the
2
I Class was 0.27%.
SPECTRUM MODERATE ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,048.70 $2.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.30   2.73
I Class
Actual   1,000.00   1,048.90   2.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.00   2.02
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.54%, and
the
2
I Class was 0.40%.
FUND EXPENSE EXAMPLE  (CONTINUED)

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM MODERATE GROWTH ALLOCATION FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,061.70 $3.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.85   3.18
I Class
Actual   1,000.00   1,062.50   2.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.60   2.43
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63%, and
the
2
I Class was 0.48%.
FUND EXPENSE EXAMPLE  (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C11-051 1/24

November 30, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSGX Spectrum Moderate
Growth Allocation Fund –
.
TGIPX Spectrum Moderate
Growth Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 33 .70 $ 36 .50 $ 44 .67 $ 33 .61 $ 32 .63 $ 34 .64
Investment activities
Net investment
income
(1)(2)
0 .21 0 .48 0 .36 0 .32 0 .40 0 .52
Net realized and
unrealized gain/loss 1 .87 ( 0 .86 ) ( 4 .55 ) 11 .80 1 .45 ( 0 .41 )
Total from
investment activities 2 .08 ( 0 .38 ) ( 4 .19 ) 12 .12 1 .85 0 .11
Distributions
Net investment
income — ( 0 .44 ) ( 0 .30 ) ( 0 .34 ) ( 0 .48 ) ( 0 .48 )
Net realized gain — ( 1 .98 ) ( 3 .68 ) ( 0 .72 ) ( 0 .39 ) ( 1 .64 )
Total distributions — ( 2 .42 ) ( 3 .98 ) ( 1 .06 ) ( 0 .87 ) ( 2 .12 )
NET ASSET VALUE
End of period $ 35 .78 $ 33 .70 $ 36 .50 $ 44 .67 $ 33 .61 $ 32 .63

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
6 .17% ( 0 .62 ) % ( 10 .59 ) % 36 .53%
(4)
5 .54% 0 .67%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .77%
(5)
0 .76% 0 .74% 0 .73% 0 .74% 0 .75%
Net expenses after
waivers/payments
by Price Associates 0 .63%
(5)
0 .62% 0 .61% 0 .62% 0 .63% 0 .65%
Net investment
income 1 .22%
(5)
1 .42% 0 .84% 0 .81% 1 .17% 1 .54%
Portfolio turnover rate 23 .8% 62 .2% 73 .5% 55 .0% 74 .0% 56 .3%
Net assets, end of
period (in millions) $1,348 $1,358 $1,677 $3,245 $2,463 $2,048
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.44%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 33 .75 $ 36 .61 $ 44 .82 $ 33 .70 $ 32 .69 $ 34 .68
Investment activities
Net investment
income
(1)(2)
0 .24 0 .54 0 .49 0 .37 0 .44 0 .58
Net realized and
unrealized gain/loss 1 .87 ( 0 .88 ) ( 4 .63 ) 11 .84 1 .46 ( 0 .43 )
Total from
investment activities 2 .11 ( 0 .34 ) ( 4 .14 ) 12 .21 1 .90 0 .15
Distributions
Net investment
income — ( 0 .54 ) ( 0 .39 ) ( 0 .37 ) ( 0 .50 ) ( 0 .50 )
Net realized gain — ( 1 .98 ) ( 3 .68 ) ( 0 .72 ) ( 0 .39 ) ( 1 .64 )
Total distributions — ( 2 .52 ) ( 4 .07 ) ( 1 .09 ) ( 0 .89 ) ( 2 .14 )
NET ASSET VALUE
End of period $ 35 .86 $ 33 .75 $ 36 .61 $ 44 .82 $ 33 .70 $ 32 .69

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
6 .25% ( 0 .50 ) % ( 10 .46 ) % 36 .71%
(4)
5 .69% 0 .79%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .62%
(5)
0 .62% 0 .61% 0 .61% 0 .62% 0 .63%
Net expenses after
waivers/payments
by Price Associates 0 .48%
(5)
0 .47% 0 .48% 0 .50% 0 .51% 0 .52%
Net investment
income 1 .37%
(5)
1 .59% 1 .17% 0 .94% 1 .29% 1 .72%
Portfolio turnover rate 23 .8% 62 .2% 73 .5% 55 .0% 74 .0% 56 .3%
Net assets, end of
period (in thousands) $1,731,544 $1,655,328 $1,700,728 $564,680 $407,025 $307,114
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.62%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.4%
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.742%, 1/21/35  (1) 310,000 308
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 210
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 113
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 212
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 135,000 124
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53  (1) 205,000 206
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.714%, 4/15/35  (1) 410,000 406
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 128
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 182
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.805%, 7/15/36  (1) 280,000 279
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.795%, 7/15/36  (1) 260,000 259
Dell Equipment Finance Trust
Series 2023-3, Class A3
5.93%, 4/23/29  (1) 210,000 211
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29  (1) 100,000 101
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 125,775 113
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 209,088 182

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.764%, 7/17/34  (1) 265,000 263
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 177,426 179
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38  (1) 95,906 96
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 365
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  425,000 414
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 272
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 45
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 493
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 108
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 465,000 456
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 289,750 275
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51  (1) 131,963 106
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29  (1) 160,000 154
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 175,000 166
HPEFS Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29  (1) 325,000 324
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31  (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31  (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31  (1) 100,000 101
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.814%, 1/23/35  (1) 250,000 248
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29  (1) 50,000 49
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.684%, 10/15/32  (1) 250,000 248
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 10/18/33  (1)(2) 250,000 250
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 355,920 349
MVW
Series 2023-2A, Class A
6.18%, 11/20/40  (1) 305,000 307
MVW
Series 2023-2A, Class B
6.33%, 11/20/40  (1) 100,000 101
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M TSFR + 1.392%, 6.788%, 10/19/31  (1) 250,000 250
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.648%, 1/20/32  (1) 320,000 320
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.794%, 7/17/35  (1) 250,000 248
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.327%, 7/20/29  (1) 250,000 248
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.84%, 1/24/33  (1) 250,000 249
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 66,683 66
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29  (1) 100,000 101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29  (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29  (1) 100,000 101
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M TSFR + 1.272%, 6.674%, 7/17/29  (1) 78,536 78
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.736%, 4/20/35  (1) 250,000 248
Progress Residential Trust
Series 2023-SFR2, Class A
4.50%, 10/17/28  (1) 245,000 230
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 59,116 58
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 145
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 137
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  440,000 433
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 305,000 298
SCF Equipment Leasing
Series 2023-1A, Class A2
6.56%, 1/22/30  (1) 135,000 135
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51  (1) 279,171 236
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53  (1) 240,000 219
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.262%, 4/22/35  (1) 250,000 245
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 128
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.737%, 10/20/29  (1) 98,438 98

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 207
Total Asset-Backed Securities (Cost $13,507) 13,184
BOND MUTUAL FUNDS 7.3%
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.80%  (3)(4) 583 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.70%  (3)(4) 5,987,072 38,377
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.83%  (3)(4) 1,585,720 14,874
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.99%  (3)(4) 5,205,485 39,614
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.62%  (3)(4) 7,985,483 65,880
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 5.65%  (3)(4) 19,206 88
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.66%  (3)(4) 9,069,007 66,113
Total Bond Mutual Funds (Cost $283,603) 224,952
COMMON STOCKS 69.7%
COMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 0.3%
KT (KRW)  82,241 2,136
Nippon Telegraph & Telephone (JPY)  6,412,900 7,505
9,641
Entertainment 0.5%
Liberty Media Corp-Liberty Live, Class C  (5) 24,982 856
Netflix  (5) 26,803 12,704
Sea, ADR  (5) 22,320 808
14,368
Interactive Media & Services 2.8%
Alphabet, Class A  (5) 50,668 6,715
Alphabet, Class C  (5) 368,745 49,382
LY (JPY)  468,500 1,357
Meta Platforms, Class A  (5) 77,576 25,379
NAVER (KRW)  10,624 1,708
Tencent Holdings (HKD)  23,000 958
Vimeo  (5) 118,967 419
85,918

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.2%
CyberAgent (JPY)  253,000 1,527
WPP (GBP)  358,785 3,207
4,734
Wireless Telecommunication Services 0.5%
T-Mobile U.S.  95,223 14,326
Vodafone Group, ADR  212,155 1,922
16,248
Total Communication Services 130,909
CONSUMER DISCRETIONARY 7.0%
Automobile Components 0.4%
Autoliv, SDR (SEK)  31,083 3,222
Denso (JPY)  203,200 3,189
Dowlais Group (GBP)  643,354 834
Magna International  58,856 3,173
Stanley Electric (JPY)  64,300 1,189
11,607
Automobiles 0.8%
General Motors  17,057 539
Honda Motor (JPY)  122,400 1,252
Rivian Automotive, Class A  (5) 41,799 700
Suzuki Motor (JPY)  56,200 2,297
Tesla  (5) 48,616 11,672
Toyota Motor (JPY)  353,700 6,715
23,175
Broadline Retail 2.1%
Alibaba Group Holding, ADR  (5) 11,589 868
Amazon.com  (5) 401,833 58,704
Kohl's  15,808 371
Next (GBP)  34,370 3,449
Ollie's Bargain Outlet Holdings  (5) 21,313 1,562
Savers Value Village  (5) 11,800 177
65,131
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions  (5) 16,369 1,431
Clear Secure, Class A  43,961 938
Duolingo  (5) 4,849 1,030
Rover Group, Acquisition Date: 8/2/21, Cost $—  (5)(6)(7) 13,478 —
Service Corp International  27,647 1,694
Strategic Education  13,379 1,190
6,283

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure 1.7%
Amadeus IT Group, Class A (EUR)  39,909 2,740
BJ's Restaurants  (5) 26,960 807
Booking Holdings  (5) 4,137 12,931
Cava Group  (5) 16,668 567
Cava Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $563  (5)(7) 58,616 1,994
Chipotle Mexican Grill  (5) 2,032 4,475
Chuy's Holdings  (5) 19,019 669
Compass Group (GBP)  199,463 5,050
DoorDash, Class A  (5) 13,193 1,240
Dutch Bros, Class A  (5) 29,087 777
Hilton Worldwide Holdings  31,350 5,252
Jack in the Box  6,497 470
McDonald's  32,536 9,170
Norwegian Cruise Line Holdings  (5)(8) 58,600 895
Papa John's International  27,010 1,762
Red Rock Resorts, Class A  14,962 666
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771  (5)(6)(7)(9) 90,236 489
Wyndham Hotels & Resorts  11,432 884
50,838
Household Durables 0.3%
Installed Building Products  3,600 542
Panasonic Holdings (JPY)  257,200 2,650
Persimmon (GBP)  114,169 1,809
Skyline Champion  (5) 16,761 1,009
Sony Group (JPY)  51,800 4,454
10,464
Specialty Retail 1.1%
AutoZone (5) 1,300 3,393
Bath & Body Works  17,400 568
Burlington Stores  (5) 12,452 2,112
Caleres  22,972 697
Carvana  (5) 24,900 780
Five Below  (5) 4,018 757
Floor & Decor Holdings, Class A  (5) 3,100 284
Home Depot  7,521 2,358
Kingfisher (GBP)  1,289,198 3,579
Monro  24,879 720
O'Reilly Automotive  (5) 4,359 4,282
RH  (5) 1,601 432
Ross Stores  22,507 2,934
TJX  23,377 2,060
Tractor Supply  (8) 1,800 365

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ulta Beauty  (5) 15,326 6,529
Warby Parker, Class A  (5) 58,471 609
Zalando (EUR)  (5) 4,458 106
32,565
Textiles, Apparel & Luxury Goods 0.4%
Dr. Martens (GBP)  191,226 219
Kering (EUR)  5,995 2,579
Lululemon Athletica  (5) 5,464 2,441
Moncler (EUR)  48,158 2,669
NIKE, Class B  12,987 1,432
Samsonite International (HKD)  (5) 502,800 1,466
Skechers USA, Class A  (5) 16,427 968
11,774
Total Consumer Discretionary 211,837
CONSUMER STAPLES 4.9%
Beverages 0.8%
Boston Beer, Class A  (5) 4,388 1,557
Coca-Cola  155,497 9,087
Coca-Cola Consolidated  406 298
Diageo (GBP)  115,482 4,042
Heineken (EUR)  44,543 4,078
Kirin Holdings (JPY)  103,800 1,467
PepsiCo  21,662 3,646
24,175
Consumer Staples Distribution & Retail 0.7%
Dollar General  23,158 3,037
Seven & i Holdings (JPY)  102,900 3,951
Target  30,366 4,063
Walmart  62,016 9,655
Welcia Holdings (JPY)  44,600 778
21,484
Food Products 1.5%
Barry Callebaut (CHF)  1,278 2,130
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $220  (5)(6)(7) 11,919 62
Hershey  18,475 3,472
Kraft Heinz  142,024 4,986
Mondelez International, Class A  223,502 15,882
Nestle (CHF)  128,233 14,591
Post Holdings  (5) 12,680 1,083
Simply Good Foods  (5) 14,164 549
TreeHouse Foods  (5) 12,201 497
Utz Brands  41,432 547

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wilmar International (SGD)  1,103,100 2,993
46,792
Household Products 0.8%
Colgate-Palmolive  121,446 9,566
Procter & Gamble  106,011 16,275
25,841
Personal Care Products 0.9%
BellRing Brands  (5) 47,540 2,515
Kenvue  513,416 10,494
L'Oreal (EUR)  10,535 4,950
Unilever (GBP)  182,255 8,695
26,654
Tobacco 0.2%
Philip Morris International  78,592 7,337
7,337
Total Consumer Staples 152,283
ENERGY 3.5%
Energy Equipment & Services 0.9%
ChampionX  36,835 1,080
Expro Group Holdings  (5) 34,006 529
Halliburton  284,082 10,519
Liberty Energy, Class A  61,243 1,216
NOV  60,004 1,129
Schlumberger  238,118 12,392
TechnipFMC  47,586 986
Weatherford International  (5) 11,364 1,030
28,881
Oil, Gas & Consumable Fuels 2.6%
Chevron  53,851 7,733
ConocoPhillips  51,036 5,898
Diamondback Energy  47,132 7,278
EQT  271,025 10,830
Equinor (NOK)  224,547 7,174
Exxon Mobil  51,726 5,314
Kimbell Royalty Partners  26,989 415
Kinder Morgan  197,924 3,478
Magnolia Oil & Gas, Class A  54,108 1,163
Pioneer Natural Resources  9,770 2,263
Range Resources  200,646 6,521
Shell, ADR  68,798 4,527
Southwestern Energy  (5) 218,387 1,439
TotalEnergies (EUR)  127,974 8,723

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  172,794 6,357
79,113
Total Energy 107,994
FINANCIALS 11.6%
Banks 3.7%
ANZ Group Holdings (AUD)  127,380 2,049
Bank of America  502,522 15,322
BankUnited  25,175 695
Blue Foundry Bancorp  (5) 16,017 139
BNP Paribas (EUR)  54,818 3,446
Cadence Bank  33,436 837
Capitol Federal Financial  81,570 440
Columbia Banking System  40,703 913
CRB Group, Acquisition Date: 4/14/22, Cost $64  (5)(6)(7) 605 47
CrossFirst Bankshares  (5) 33,234 373
DBS Group Holdings (SGD)  103,356 2,455
Dime Community Bancshares  24,014 483
DNB Bank (NOK)  292,434 5,575
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56  (5)(6)(7) 5,570 98
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27  (5)(6)(7) 2,736 48
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (5)(6)(7) 831 6
East West Bancorp  36,987 2,327
Eastern Bankshares  39,500 472
Equity Bancshares, Class A  15,184 383
Erste Group Bank (EUR)  36,057 1,458
FB Financial  23,032 773
First Bancshares  22,435 575
Five Star Bancorp  15,178 347
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93  (5)(6)(7) 9,254 28
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (5)(6)(7) 1,736 —
HarborOne Bancorp  13,245 146
HDFC Bank (INR)  155,352 2,908
Heritage Commerce  50,073 425
Home BancShares  29,298 650
ING Groep (EUR)  465,197 6,535
Intesa Sanpaolo (EUR)  728,548 2,100
JPMorgan Chase  141,617 22,104
Kearny Financial  32,148 254
Live Oak Bancshares  25,948 872
Lloyds Banking Group (GBP)  4,785,838 2,638

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsubishi UFJ Financial Group (JPY)  445,700 3,798
National Bank of Canada (CAD)  68,623 4,547
Origin Bancorp  26,009 826
Pacific Premier Bancorp  22,807 514
Pinnacle Financial Partners  15,518 1,126
PNC Financial Services Group  26,057 3,491
Popular  8,453 624
SouthState  16,580 1,228
Standard Chartered (GBP)  211,475 1,751
Sumitomo Mitsui Trust Holdings (JPY)  38,758 1,459
Svenska Handelsbanken, Class A (SEK)  380,577 3,596
Texas Capital Bancshares  (5) 11,531 633
United Overseas Bank (SGD)  185,400 3,784
Veritex Holdings  24,172 463
Wells Fargo  158,885 7,085
Western Alliance Bancorp  14,915 764
113,610
Capital Markets 1.5%
Bridgepoint Group (GBP)  423,310 1,245
Brookfield (CAD)  (8) 79,762 2,813
Cboe Global Markets  32,782 5,973
Charles Schwab  87,860 5,388
CME Group  16,500 3,603
Goldman Sachs Group  27,368 9,347
Julius Baer Group (CHF)  47,015 2,379
LPL Financial Holdings  21,369 4,750
Macquarie Group (AUD)  21,938 2,444
Morgan Stanley  24,306 1,928
MSCI  1,006 524
P10, Class A  49,882 509
S&P Global  6,020 2,503
StepStone Group, Class A  22,610 579
TMX Group (CAD)  34,235 739
XP, Class A  54,265 1,264
45,988
Consumer Finance 0.2%
American Express  31,491 5,378
Encore Capital Group  (5) 11,847 531
PRA Group  (5) 14,389 266
6,175
Financial Services 2.6%
Adyen (EUR)  (5) 1,741 2,036
ANT Group, Acquisition Date: 8/14/23, Cost $370  (5)(6)(7) 370,385 363
Berkshire Hathaway, Class B  (5) 45,691 16,449

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  216,063 845
Corebridge Financial  74,800 1,573
Fiserv  (5) 83,213 10,868
FleetCor Technologies  (5) 6,515 1,567
Mastercard, Class A  29,779 12,323
Mitsubishi HC Capital (JPY)  233,400 1,522
PennyMac Financial Services  27,395 2,131
Toast, Class A  (5) 35,881 534
Visa, Class A  120,037 30,811
81,022
Insurance 3.6%
AIA Group (HKD)  467,400 4,018
Allstate  61,518 8,482
Assurant  9,957 1,673
AXA (EUR)  243,853 7,603
Axis Capital Holdings  28,989 1,633
Chubb  60,171 13,805
Definity Financial (CAD)  46,618 1,270
First American Financial  19,047 1,135
Hanover Insurance Group  9,882 1,228
Hartford Financial Services Group  27,375 2,140
Kemper  7,849 347
Mandatum (EUR)  (5) 94,835 406
Marsh & McLennan  15,780 3,147
MetLife  168,032 10,692
Munich Re (EUR)  21,592 9,197
Ping An Insurance Group, Class H (HKD)  165,000 757
Progressive  68,300 11,203
Sampo, Class A (EUR)  98,562 4,310
Selective Insurance Group  23,422 2,382
Storebrand (NOK)  328,634 2,842
Sun Life Financial (CAD)  77,704 3,924
Tokio Marine Holdings (JPY)  189,100 4,683
Travelers  51,253 9,257
White Mountains Insurance Group  461 706
Zurich Insurance Group (CHF)  9,964 4,992
111,832
Total Financials 358,627
HEALTH CARE 10.2%
Biotechnology 1.2%
Agios Pharmaceuticals  (5) 10,146 226
Amgen  32,054 8,643
Apellis Pharmaceuticals  (5) 27,421 1,477
Arcellx  (5) 9,100 478

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Argenx, ADR  (5) 3,061 1,379
Ascendis Pharma, ADR  (5) 12,370 1,242
Avid Bioservices  (5) 51,285 261
BioMarin Pharmaceutical  (5) 10,600 965
Blueprint Medicines  (5) 16,597 1,156
Cerevel Therapeutics Holdings  (5) 12,958 336
Crinetics Pharmaceuticals  (5) 19,769 628
CRISPR Therapeutics  (5) 6,845 457
Cytokinetics  (5) 14,600 489
Genmab (DKK)  (5) 6,287 1,977
HilleVax  (5) 8,797 121
Icosavax  (5) 20,956 212
Immatics  (5) 17,227 152
Insmed  (5) 41,832 1,047
Ionis Pharmaceuticals  (5) 18,823 931
Karuna Therapeutics  (5) 6,052 1,157
Kymera Therapeutics  (5) 5,864 122
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $5  (5)(7) 400 1
MacroGenics  (5) 30,511 251
MoonLake Immunotherapeutics  (5) 9,844 432
MorphoSys, ADR  (5) 43,626 298
Prothena  (5) 7,731 252
RAPT Therapeutics  (5) 11,166 162
Regeneron Pharmaceuticals  (5) 7,636 6,291
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (5)(7) 2,126 17
Vaxcyte  (5) 12,418 643
Vertex Pharmaceuticals  (5) 13,268 4,708
Verve Therapeutics  (5) 18,993 214
Xencor  (5) 15,111 277
Zentalis Pharmaceuticals  (5) 11,791 133
37,135
Health Care Equipment & Supplies 1.4%
Alcon (CHF)  29,164 2,200
Align Technology  (5) 1,290 276
Becton Dickinson & Company  8,456 1,997
Elekta, Class B (SEK)  242,321 1,891
EssilorLuxottica (EUR)  16,079 3,070
GE HealthCare Technologies  57,599 3,943
ICU Medical  (5) 7,293 640
Intuitive Surgical  (5) 21,433 6,662
Koninklijke Philips (EUR)  (5) 143,894 2,953
Masimo  (5) 12,435 1,166
Medtronic  32,300 2,561
Neogen  (5) 54,812 930

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Outset Medical  (5) 35,503 186
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264  (5)(6)(7) 70,144 28
Penumbra  (5) 710 158
PROCEPT BioRobotics  (5) 38,109 1,413
QuidelOrtho  (5) 12,336 848
Siemens Healthineers (EUR)  80,269 4,633
STERIS  15,198 3,054
Stryker  9,095 2,695
Teleflex  2,446 552
41,856
Health Care Providers & Services 3.2%
Alignment Healthcare  (5) 73,352 550
Cencora  79,209 16,109
Elevance Health  49,744 23,852
Fresenius (EUR)  87,024 2,763
Guardant Health  (5) 17,193 433
HCA Healthcare  14,789 3,704
Humana  10,443 5,063
Molina Healthcare  (5) 20,644 7,547
NeoGenomics  (5) 73,997 1,345
Privia Health Group  (5) 54,538 1,127
Quest Diagnostics  34,390 4,719
Tenet Healthcare  (5) 34,697 2,394
U.S. Physical Therapy  8,013 681
UnitedHealth Group  49,707 27,487
97,774
Health Care Technology 0.0%
Certara (5) 27,021 389
Veeva Systems, Class A  (5) 5,405 942
1,331
Life Sciences Tools & Services 1.1%
10X Genomics, Class A  (5) 11,554 503
Agilent Technologies  39,904 5,100
Bruker  22,859 1,488
Danaher  27,931 6,237
Evotec (EUR)  (5) 51,237 1,039
Pacific Biosciences of California  (5) 82,158 696
Repligen  (5) 3,786 595
Thermo Fisher Scientific  38,510 19,092
34,750
Pharmaceuticals 3.3%
Astellas Pharma (JPY)  369,100 4,499
AstraZeneca, ADR  195,637 12,636
Bayer (EUR)  68,466 2,343

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Catalent  (5) 17,302 672
Eli Lilly  35,650 21,071
GSK, ADR  69,605 2,505
Johnson & Johnson  33,523 5,185
Merck  108,928 11,163
Novartis (CHF)  77,457 7,560
Novo Nordisk, Class B (DKK)  67,496 6,896
Otsuka Holdings (JPY)  60,700 2,342
Pfizer  167,310 5,098
Roche Holding (CHF)  27,220 7,323
Sanofi (EUR)  82,047 7,652
Structure Therapeutics, ADR  (5) 11,064 616
Zoetis  14,594 2,578
100,139
Total Health Care 312,985
INDUSTRIALS & BUSINESS SERVICES 7.8%
Aerospace & Defense 0.9%
Bombardier, Class B (CAD)  (5)(8) 8,400 290
Cadre Holdings  11,333 365
General Dynamics  43,183 10,665
L3Harris Technologies  20,912 3,990
Leonardo DRS  (5) 35,869 661
Melrose Industries (GBP)  521,933 3,427
Northrop Grumman  3,856 1,832
Safran (EUR)  23,028 4,049
TransDigm Group  1,275 1,228
26,507
Building Products 0.3%
AZZ  27,409 1,348
Carrier Global  118,218 6,142
CSW Industrials  6,778 1,202
Zurn Elkay Water Solutions  32,508 957
9,649
Commercial Services & Supplies 0.4%
Casella Waste Systems, Class A  (5) 13,746 1,112
Cintas  1,665 921
Element Fleet Management (CAD)  286,928 4,622
Rentokil Initial (GBP)  152,421 828
Stericycle  (5) 16,725 786
Tetra Tech  4,876 771
Veralto  (5) 23,520 1,817
VSE  13,056 789
11,646

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings  (5) 18,792 784
Worley (AUD)  263,928 2,952
3,736
Electrical Equipment 0.9%
ABB (CHF)  137,189 5,456
AMETEK  61,427 9,535
Legrand (EUR)  42,265 4,077
Mitsubishi Electric (JPY)  324,700 4,398
Prysmian (EUR)  92,039 3,550
Thermon Group Holdings  (5) 11,597 350
27,366
Ground Transportation 1.1%
Central Japan Railway (JPY)  71,000 1,703
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $—  (5)
(6)(7) 2,317 —
CSX  420,873 13,594
Landstar System  4,368 754
Norfolk Southern  12,507 2,729
Old Dominion Freight Line  14,586 5,675
Saia  (5) 5,099 1,991
Union Pacific  26,733 6,022
32,468
Industrial Conglomerates 1.2%
DCC (GBP)  36,556 2,471
General Electric  76,072 9,266
Honeywell International  33,344 6,533
Roper Technologies  6,668 3,589
Siemens (EUR)  94,629 15,896
37,755
Machinery 1.7%
Caterpillar  4,500 1,128
Crane  6,850 724
Cummins  43,694 9,795
Deere  4,700 1,713
Dover  6,573 928
Enerpac Tool Group  37,590 1,026
EnPro Industries  5,716 734
Esab  10,250 791
ESCO Technologies  8,939 938
Federal Signal  28,198 1,944
Graco  13,167 1,064
Helios Technologies  14,652 562

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDEX  29,893 6,029
Ingersoll Rand  43,305 3,093
John Bean Technologies  10,583 1,093
KION Group (EUR)  43,218 1,576
Marel (ISK)  51,164 158
Mueller Water Products, Class A  68,657 913
RBC Bearings  (5) 7,905 2,037
Sandvik (SEK)  149,519 2,955
SMC (JPY)  2,700 1,360
SPX Technologies  (5) 17,681 1,508
THK (JPY)  (8) 67,300 1,348
Toro  8,146 676
Westinghouse Air Brake Technologies  84,103 9,803
53,896
Passenger Airlines 0.0%
Allegiant Travel  6,574 450
450
Professional Services 0.7%
ASGN (5) 4,743 423
Booz Allen Hamilton Holding  40,373 5,052
Broadridge Financial Solutions  21,621 4,191
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93  (5)(6)(7) 11,790 64
Clarivate  (5) 80,732 626
Legalzoom.com  (5) 37,140 428
Parsons  (5) 26,986 1,681
Paycor HCM  (5) 46,976 996
Recruit Holdings (JPY)  82,100 3,034
TechnoPro Holdings (JPY)  93,600 2,177
Teleperformance (EUR)  11,391 1,599
20,271
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  56,257 3,399
Beacon Roofing Supply  (5) 16,372 1,316
Bunzl (GBP)  64,360 2,443
Mitsubishi (JPY)  59,800 2,788
Rush Enterprises, Class A  20,161 800
SiteOne Landscape Supply  (5) 11,237 1,582
Sumitomo (JPY)  155,900 3,269
15,597
Total Industrials & Business Services 239,341

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 15.2%
Communications Equipment 0.1%
LM Ericsson, Class B (SEK)  546,155 2,701
2,701
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  86,262 7,849
CTS  18,427 714
Hamamatsu Photonics (JPY)  49,600 1,961
Largan Precision (TWD)  12,000 917
Littelfuse  4,974 1,158
Mirion Technologies  (5) 134,639 1,202
Murata Manufacturing (JPY)  146,700 2,851
Napco Security Technologies  19,078 584
Novanta  (5) 6,015 869
Omron (JPY)  30,800 1,291
PAR Technology  (5) 46,395 1,709
TE Connectivity  28,495 3,733
Teledyne Technologies  (5) 4,490 1,809
Vontier  29,288 988
27,635
IT Services 0.5%
Accenture, Class A  11,138 3,711
MongoDB  (5) 6,779 2,818
NTT Data Group (JPY)  342,500 4,162
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $22  (5)(6)
(7) 458 33
Shopify, Class A  (5) 41,294 3,007
Snowflake, Class A  (5) 5,418 1,017
Themis Solutions, Acquisition Date: 4/14/21, Cost $61  (5)(6)(7) 2,720 53
14,801
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices  (5) 23,298 2,823
Analog Devices  40,615 7,448
Applied Materials  76,499 11,458
ASML Holding (EUR)  13,091 8,922
ASML Holding  7,385 5,050
Broadcom  6,891 6,379
Entegris  17,202 1,796
Intel  69,100 3,089
KLA  13,045 7,105
Lam Research  7,728 5,533
Lattice Semiconductor  (5) 24,443 1,431
MACOM Technology Solutions Holdings  (5) 16,074 1,350
Micron Technology  130,105 9,904

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monolithic Power Systems  4,553 2,498
NVIDIA  103,104 48,222
NXP Semiconductors  80,376 16,403
Onto Innovation  (5) 13,157 1,855
QUALCOMM  63,475 8,191
Renesas Electronics (JPY)  (5) 124,800 2,175
Taiwan Semiconductor Manufacturing (TWD)  524,759 9,599
Taiwan Semiconductor Manufacturing, ADR  15,373 1,496
Texas Instruments  49,771 7,600
Tokyo Electron (JPY)  23,600 3,791
174,118
Software 5.4%
Adobe (5) 1,186 725
Agilysys  (5) 10,047 865
Amplitude, Class A  (5) 65,990 703
Atlassian, Class A  (5) 7,490 1,430
BILL Holdings  (5) 12,855 842
Braze, Class A  (5) 6,200 341
Cadence Design Systems  (5) 17,800 4,864
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818  (5)(6)(7) 480 512
Confluent, Class A  (5) 24,035 510
Crowdstrike Holdings, Class A  (5) 4,085 968
Datadog, Class A  (5) 8,257 962
Descartes Systems Group  (5) 21,874 1,773
DoubleVerify Holdings  (5) 50,883 1,689
Envestnet  (5) 14,695 559
Five9  (5) 16,426 1,252
Fortinet  (5) 5,994 315
Gusto, Acquisition Date: 10/4/21, Cost $265  (5)(6)(7) 9,216 142
Intuit  9,230 5,274
Manhattan Associates  (5) 3,966 885
Microsoft  299,384 113,440
Salesforce  (5) 8,700 2,191
SAP (EUR)  41,203 6,554
ServiceNow  (5) 16,677 11,436
Socure, Acquisition Date: 12/22/21, Cost $46  (5)(6)(7) 2,872 16
Synopsys  (5) 11,446 6,218
Workiva  (5) 14,895 1,432
165,898
Technology Hardware, Storage & Peripherals 2.6%
Apple  391,494 74,364
Samsung Electronics (KRW)  108,391 6,112
80,476
Total Information Technology 465,629

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 2.3%
Chemicals 1.3%
Air Liquide (EUR)  25,831 4,897
Akzo Nobel (EUR)  36,866 2,838
Asahi Kasei (JPY)  259,900 1,804
BASF (EUR)  49,760 2,315
Covestro (EUR)  (5) 49,458 2,601
Element Solutions  118,259 2,479
HB Fuller  7,926 600
Johnson Matthey (GBP)  92,932 1,821
Linde  30,200 12,496
Nutrien  27,757 1,484
Quaker Chemical  6,083 1,087
Sherwin-Williams  7,267 2,026
Tosoh (JPY)  27,000 359
Umicore (EUR)  73,375 1,961
38,768
Construction Materials 0.0%
Martin Marietta Materials  2,800 1,301
1,301
Containers & Packaging 0.0%
Amcor, CDI (AUD)  97,971 928
928
Metals & Mining 0.9%
Antofagasta (GBP)  (8) 149,973 2,663
BHP Group (AUD)  80,794 2,460
BHP Group (GBP)  111,512 3,389
Constellium  (5) 82,949 1,443
ERO Copper (CAD)  (5)(8) 34,512 425
Franco-Nevada  12,500 1,401
Freeport-McMoRan  102,900 3,840
Haynes International  17,055 837
IGO (AUD)  292,967 1,649
Pilbara Minerals (AUD)  961,599 2,299
South32 (AUD)  730,548 1,468
Southern Copper  60,370 4,342
Wheaton Precious Metals  47,150 2,306
28,522
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  195,681 2,543
West Fraser Timber (CAD)  5,658 410
2,953
Total Materials 72,472

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 1.2%
Health Care Real Estate Investment Trusts 0.0%
Community Healthcare Trust, REIT  10,318 280
280
Industrial Real Estate Investment Trusts 0.2%
EastGroup Properties, REIT  13,927 2,420
Prologis, REIT  24,866 2,858
Rexford Industrial Realty, REIT  25,762 1,268
Terreno Realty, REIT  10,565 603
7,149
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  215,680 1,044
1,044
Real Estate Management & Development 0.3%
Colliers International Group  7,221 752
DigitalBridge Group  26,006 449
FirstService  16,179 2,539
Mitsui Fudosan (JPY)  184,500 4,337
Tricon Residential  93,190 734
8,811
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  90,833 6,458
Flagship Communities REIT  15,411 230
Independence Realty Trust, REIT  55,331 754
7,442
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  1,521,426 2,661
2,661
Specialized Real Estate Investment Trusts 0.4%
CubeSmart, REIT  33,083 1,315
Extra Space Storage, REIT  10,868 1,415
Public Storage, REIT  30,890 7,993
Weyerhaeuser, REIT  88,616 2,778
13,501
Total Real Estate 40,888
UTILITIES 1.4%
Electric Utilities 0.8%
Constellation Energy  108,064 13,080
Evergy  16,068 820
FirstEnergy  24,336 899
IDACORP  13,939 1,345

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGE Energy  8,028 592
NextEra Energy  88,382 5,171
NRG Energy  23,700 1,134
Southern  35,270 2,504
25,545
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  258,000 855
Chesapeake Utilities  16,350 1,563
ONE Gas  7,663 442
Southwest Gas Holdings  22,197 1,312
4,172
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  111,500 1,732
1,732
Multi-Utilities 0.4%
Ameren  8,120 630
Engie (EUR)  376,779 6,539
National Grid (GBP)  313,453 4,065
11,234
Water Utilities 0.0%
California Water Service Group  18,004 910
910
Total Utilities 43,593
Total Miscellaneous Common Stocks  0.3%  (10) 10,006
Total Common Stocks (Cost $1,364,737) 2,146,564
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23, Cost $16  (5)
(6)(7) 16,077 —
Total Convertible Bonds (Cost $16) —
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159  (5)(6)(7)
(9) 17,718 96
96

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242  (5)(6)(7) 41,545 46
46
Total Consumer Discretionary 142
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1  (5)(6)(7) 32 —
Total Consumer Staples —
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $224  (5)(6)(7) 2,133 165
Total Financials 165
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107  (5)(6)(7) 38,898 141
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180  (5)(6)(7) 22,236 81
222
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120  (5)(6)(7) 118,345 120
120
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223  (5)(6)(7) 92,428 108
108
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118  (5)(6)(7) 10,046 90
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128  (5)(6)(7) 14,444 42
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160  (5)(6)(7) 11,776 715
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262  (5)(6)(7) 5,896 358
1,205
Total Health Care 1,655
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129  (5)(6)(7) 2,868 92

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283  (5)(6)(7) 50,717 255
347
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119  (5)(6)(7) 9,815 76
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75  (5)(6)(7) 3,669 28
104
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139  (5)(6)(7) 6,676 19
19
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148  (5)(6)(7) 20,804 —
Convoy, Series D, Acquisition Date: 10/30/19, Cost $223  (5)(6)(7) 16,522 —
—
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67  (5)(6)(7) 14,736 79
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263  (5)(6)(7) 26,046 141
220
Total Industrials & Business Services 690
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98  (5)(6)(7) 6,732 48
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45  (5)(6)(7) 2,367 17
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $—  (5)
(6)(7) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87  (5)(6)
(7) 3,321 242
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22  (5)(6)
(7) 204 15
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14  (5)(6)(7) 610 12
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1  (5)(6)(7) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2  (5)
(6)(7) 70 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174  (5)(6)(7) 7,740 151
488
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51  (5)(6)(7) 30 32
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3  (5)(6)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260  (5)(6)(7) 4,398 323

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765  (5)(6)
(7) 10,416 766
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88  (5)(6)(7) 1,201 88
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381  (5)(6)(7) 12,516 193
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271  (5)
(6)(7) 20,748 129
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124  (5)(6)(7) 5,932 37
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118  (5)(6)(7) 23,436 120
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127  (5)(6)(7) 20,060 144
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17  (5)(6)(7) 1,875 13
Socure, Series A, Acquisition Date: 12/22/21, Cost $56  (5)(6)(7) 3,491 19
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46  (5)(6)(7) 2,865 16
Socure, Series B, Acquisition Date: 12/22/21, Cost $1  (5)(6)(7) 52 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $107  (5)(6)(7) 6,640 36
1,918
Total Information Technology 2,406
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159  (5)(6)(7) 3,356 160
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217  (5)(6)(7) 5,247 107
267
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144  (5)(6)(7) 5,255 225
225
Total Materials 492
Total Convertible Preferred Stocks (Cost $6,748) 5,550
CORPORATE BONDS 1.9%
AbbVie, 3.20%, 11/21/29  1,105,000 1,001
AbbVie, 4.05%, 11/21/39  355,000 305
AbbVie, 4.875%, 11/14/48  292,000 268
AerCap Ireland Capital, 2.45%, 10/29/26  240,000 219
AerCap Ireland Capital, 3.30%, 1/30/32  365,000 302
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 434
AES, 5.45%, 6/1/28  50,000 50
AIB Group, VR, 6.608%, 9/13/29  (1)(11) 200,000 204
Ally Financial, 4.75%, 6/9/27  240,000 226
Ally Financial, Series C, VR, 4.70%  (11)(12) 164,000 106

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Honda Finance, 5.65%, 11/15/28  200,000 204
American Tower, 5.25%, 7/15/28  50,000 50
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  234,000 207
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  335,000 342
Aon, 2.80%, 5/15/30  80,000 69
AT&T, 3.50%, 9/15/53  350,000 232
Baltimore Gas & Electric, 5.40%, 6/1/53  105,000 101
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (11) 185,000 210
Banco Santander, 6.921%, 8/8/33  200,000 199
Bank of America, VR, 1.898%, 7/23/31  (11) 1,635,000 1,271
Bank of America, VR, 1.922%, 10/24/31  (11) 460,000 358
Bank of America, VR, 2.592%, 4/29/31  (11) 10,000 8
Bank of America, VR, 3.419%, 12/20/28  (11) 25,000 23
Bank of America, VR, 3.559%, 4/23/27  (11) 90,000 86
Bank of America, VR, 4.271%, 7/23/29  (11) 330,000 310
Bank of America, VR, 5.819%, 9/15/29  (11) 830,000 838
Bank of Montreal, 5.717%, 9/25/28  45,000 46
Bank of New York Mellon, VR, 6.317%, 10/25/29  (11) 230,000 238
Bank of New York Mellon, VR, 6.474%, 10/25/34  (11) 260,000 275
Barclays, VR, 5.501%, 8/9/28  (11) 200,000 196
Barclays, VR, 6.224%, 5/9/34  (11) 200,000 197
Barclays, VR, 6.692%, 9/13/34  (11) 365,000 371
Barclays, VR, 9.625%  (11)(12) 200,000 201
BAT Capital, 2.259%, 3/25/28  80,000 70
BAT Capital, 7.079%, 8/2/43  110,000 112
BAT Capital, 7.081%, 8/2/53  170,000 173
BAT International Finance, 1.668%, 3/25/26  35,000 32
Bayer U.S. Finance, 6.125%, 11/21/26  (1) 200,000 201
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 99
Becton Dickinson & Company, 3.70%, 6/6/27  140,000 133
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 65
Bimbo Bakeries USA, 6.40%, 1/15/34  (1) 200,000 213
Boardwalk Pipelines, 3.40%, 2/15/31  200,000 173
Boardwalk Pipelines, 4.45%, 7/15/27  20,000 19
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 251
Boeing, 3.25%, 2/1/28  55,000 51
Boeing, 5.04%, 5/1/27  320,000 317
Boeing, 5.805%, 5/1/50  175,000 171
Booz Allen Hamilton, 5.95%, 8/4/33  95,000 96
Boston Gas, 6.119%, 7/20/53  (1) 75,000 74
Brixmor Operating Partnership, 4.05%, 7/1/30  57,000 51
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 461
Broadcom, 3.875%, 1/15/27  50,000 48
CaixaBank, VR, 6.208%, 1/18/29  (1)(11) 260,000 258
CaixaBank, VR, 6.684%, 9/13/27  (1)(11) 225,000 227

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CaixaBank, VR, 6.84%, 9/13/34  (1)(11) 265,000 266
Capital One Financial, 3.65%, 5/11/27  55,000 51
Capital One Financial, 3.75%, 3/9/27  50,000 46
Capital One Financial, VR, 2.359%, 7/29/32  (11) 345,000 244
Capital One Financial, VR, 3.273%, 3/1/30  (11) 130,000 111
Capital One Financial, VR, 5.247%, 7/26/30  (11) 75,000 70
Capital One Financial, VR, 5.468%, 2/1/29  (11) 410,000 392
Carrier Global, 2.493%, 2/15/27  50,000 46
Carrier Global, 5.80%, 11/30/25  (1) 65,000 65
Carvana, 12.00%, 12/1/28, (12.00% PIK)  (1)(13) 270,000 212
Carvana, 13.00%, 6/1/30, (13.00% PIK)  (1)(13) 405,000 317
Carvana, 14.00%, 6/1/31, (14.00% PIK)  (1)(13) 480,000 377
CBRE Services, 5.95%, 8/15/34  220,000 218
Celanese U.S. Holdings, 6.05%, 3/15/25  36,000 36
Celanese U.S. Holdings, 6.165%, 7/15/27  50,000 50
Centene, 2.50%, 3/1/31  260,000 207
Centene, 2.625%, 8/1/31  685,000 546
Centene, 4.25%, 12/15/27  50,000 47
Charter Communications Operating, 3.75%, 2/15/28  80,000 74
Charter Communications Operating, 5.125%, 7/1/49  85,000 66
Charter Communications Operating, 5.75%, 4/1/48  80,000 68
Charter Communications Operating, 6.484%, 10/23/45  50,000 46
Charter Communications Operating, 6.65%, 2/1/34  290,000 296
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  120,000 119
Cheniere Energy, 4.625%, 10/15/28  50,000 48
Citigroup, 4.45%, 9/29/27  75,000 72
Citigroup, VR, 3.07%, 2/24/28  (11) 280,000 260
Citigroup, VR, 3.106%, 4/8/26  (11) 110,000 106
Citigroup, VR, 4.658%, 5/24/28  (11) 70,000 68
Citigroup, VR, 5.61%, 9/29/26  (11) 315,000 314
Citigroup, VR, 6.174%, 5/25/34  (11) 100,000 99
CNO Financial Group, 5.25%, 5/30/25  79,000 78
Columbia Pipelines Holding, 6.042%, 8/15/28  (1) 150,000 151
Comcast, 3.25%, 11/1/39  300,000 227
Corebridge Financial, 3.65%, 4/5/27  50,000 47
Corebridge Financial, 3.90%, 4/5/32  80,000 70
Crown Castle, 2.25%, 1/15/31  585,000 469
Crown Castle, 3.80%, 2/15/28  50,000 47
Crown Castle Towers, 3.663%, 5/15/25  (1) 355,000 342
CVS Health, 3.25%, 8/15/29  75,000 67
CVS Health, 4.30%, 3/25/28  55,000 53
CVS Health, 5.05%, 3/25/48  491,000 429
CVS Health, 5.625%, 2/21/53  225,000 212
CVS Health, 5.875%, 6/1/53  125,000 121
Daimler Truck Finance North America, 5.125%, 1/19/28  (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25  (1)(11) 260,000 251

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Danske Bank, VR, 3.773%, 3/28/25  (1)(11) 200,000 198
Diamondback Energy, 6.25%, 3/15/53  115,000 116
Dollar General, 3.875%, 4/15/27  55,000 53
Dollar General, 5.45%, 7/5/33  206,000 201
DTE Energy, 4.875%, 6/1/28  45,000 44
Duke Energy, 5.00%, 8/15/52  295,000 256
Duke Energy, 6.10%, 9/15/53  310,000 314
Edison International, 4.95%, 4/15/25  15,000 15
EDP Finance, 6.30%, 10/11/27  (1) 200,000 206
Elevance Health, 5.125%, 2/15/53  115,000 106
Enbridge, 4.25%, 12/1/26  45,000 44
Enbridge, 6.20%, 11/15/30  75,000 78
Enbridge, 6.70%, 11/15/53  120,000 131
Enel Finance America, 7.10%, 10/14/27  (1) 200,000 209
Enel Finance International, 6.80%, 10/14/25  (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  465,000 447
Energy Transfer, 6.40%, 12/1/30  115,000 119
Energy Transfer, 6.55%, 12/1/33  80,000 84
Equifax, 5.10%, 12/15/27  89,000 88
Equitable Financial Life Global Funding, 1.00%, 1/9/26  (1) 225,000 203
Equitable Holdings, 4.35%, 4/20/28  525,000 499
Exelon, 5.15%, 3/15/28  45,000 45
Exelon, 5.60%, 3/15/53  170,000 162
Fifth Third Bancorp, 2.375%, 1/28/25  50,000 48
Fifth Third Bancorp, 2.55%, 5/5/27  25,000 23
Fifth Third Bancorp, 3.95%, 3/14/28  81,000 76
Fifth Third Bancorp, VR, 4.772%, 7/28/30  (11) 75,000 70
Fifth Third Bancorp, VR, 6.339%, 7/27/29  (11) 120,000 121
Fiserv, 4.20%, 10/1/28  50,000 48
Ford Motor Credit, 6.798%, 11/7/28  200,000 204
Ford Motor Credit, 7.122%, 11/7/33  200,000 208
Freeport-McMoRan, 4.375%, 8/1/28  24,000 23
Freeport-McMoRan, 5.00%, 9/1/27  2,000 2
Freeport-McMoRan, 5.45%, 3/15/43  140,000 125
General Motors Financial, 4.00%, 10/6/26  50,000 48
General Motors Financial, 5.80%, 6/23/28  45,000 45
Georgia Power, 4.95%, 5/17/33  240,000 232
GLP Capital, 3.35%, 9/1/24  60,000 59
Goldman Sachs Group, VR, 2.615%, 4/22/32  (11) 780,000 629
Goldman Sachs Group, VR, 3.615%, 3/15/28  (11) 275,000 259
Goldman Sachs Group, VR, 3.691%, 6/5/28  (11) 100,000 93
Goldman Sachs Group, VR, 4.482%, 8/23/28  (11) 315,000 304
Hasbro, 3.55%, 11/19/26  42,000 39
HCA, 2.375%, 7/15/31  100,000 80
HCA, 3.125%, 3/15/27  115,000 106
HCA, 3.375%, 3/15/29  45,000 40

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA, 3.50%, 9/1/30  199,000 175
HCA, 4.50%, 2/15/27  50,000 49
HCA, 5.375%, 9/1/26  95,000 94
HCA, 5.875%, 2/15/26  85,000 85
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 71
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 236
HSBC Holdings, VR, 4.755%, 6/9/28  (11) 285,000 275
HSBC Holdings, VR, 5.21%, 8/11/28  (11) 245,000 241
HSBC Holdings, VR, 6.254%, 3/9/34  (11) 380,000 386
HSBC Holdings, VR, 7.399%, 11/13/34  (11) 255,000 265
Humana, 4.875%, 4/1/30  230,000 224
Humana, 5.50%, 3/15/53  265,000 252
Humana, 5.95%, 3/15/34  135,000 138
Hyundai Capital America, 5.50%, 3/30/26  (1) 70,000 69
Hyundai Capital America, 6.50%, 1/16/29  (1) 50,000 51
Indiana Michigan Power, 5.625%, 4/1/53  20,000 20
ING Groep, VR, 6.114%, 9/11/34  (11) 400,000 400
Intercontinental Exchange, 4.35%, 6/15/29  250,000 240
Interpublic Group, 4.65%, 10/1/28  110,000 106
Intesa Sanpaolo, 7.20%, 11/28/33  (1) 290,000 294
Intesa Sanpaolo, 7.80%, 11/28/53  (1) 350,000 355
Intuit, 5.50%, 9/15/53  130,000 134
IQVIA, 6.25%, 2/1/29  (1) 150,000 152
JPMorgan Chase, VR, 1.578%, 4/22/27  (11) 210,000 190
JPMorgan Chase, VR, 2.182%, 6/1/28  (11) 295,000 264
JPMorgan Chase, VR, 2.522%, 4/22/31  (11) 70,000 59
JPMorgan Chase, VR, 2.739%, 10/15/30  (11) 110,000 95
JPMorgan Chase, VR, 2.956%, 5/13/31  (11) 430,000 364
JPMorgan Chase, VR, 3.54%, 5/1/28  (11) 120,000 112
JPMorgan Chase, VR, 3.96%, 1/29/27  (11) 70,000 67
JPMorgan Chase, VR, 6.254%, 10/23/34  (11) 195,000 203
KBC Group, VR, 5.796%, 1/19/29  (1)(11) 460,000 456
KBC Group, VR, 6.324%, 9/21/34  (1)(11) 255,000 255
Kilroy Realty, 3.45%, 12/15/24  470,000 455
Kinder Morgan, 4.30%, 3/1/28  55,000 53
Las Vegas Sands, 3.50%, 8/18/26  95,000 89
Lowe's, 4.25%, 4/1/52  140,000 110
Lowe's, 5.625%, 4/15/53  80,000 78
Lowe's, 5.75%, 7/1/53  80,000 78
LSEGA Financing, 2.00%, 4/6/28  (1) 750,000 648
LSEGA Financing, 2.50%, 4/6/31  (1) 200,000 165
LSEGA Financing, 3.20%, 4/6/41  (1) 200,000 146
Marathon Oil, 4.40%, 7/15/27  50,000 48
Marriott International, 5.00%, 10/15/27  178,000 177
Mars, 4.75%, 4/20/33  (1) 220,000 213
Marsh & McLennan, 2.25%, 11/15/30  85,000 71

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marsh & McLennan, 5.70%, 9/15/53  285,000 290
Mattel, 5.875%, 12/15/27  (1) 215,000 211
Meta Platforms, 5.60%, 5/15/53  310,000 315
Metropolitan Life Global Funding I, 5.15%, 3/28/33  (1) 150,000 146
Micron Technology, 4.185%, 2/15/27  70,000 67
Micron Technology, 5.327%, 2/6/29  115,000 114
Micron Technology, 6.75%, 11/1/29  110,000 115
MidAmerican Energy, 5.85%, 9/15/54  90,000 92
Morgan Stanley, VR, 4.431%, 1/23/30  (11) 95,000 90
Morgan Stanley, VR, 5.123%, 2/1/29  (11) 345,000 340
MPLX, 4.125%, 3/1/27  50,000 48
Mylan, 4.55%, 4/15/28  50,000 47
Netflix, 4.625%, 5/15/29 (EUR)  290,000 327
NextEra Energy Capital Holdings, 2.44%, 1/15/32  205,000 165
NextEra Energy Capital Holdings, 3.00%, 1/15/52  193,000 120
NextEra Energy Capital Holdings, 5.25%, 2/28/53  95,000 86
NextEra Energy Capital Holdings, 5.749%, 9/1/25  150,000 150
NiSource, 3.49%, 5/15/27  55,000 52
NiSource, 5.25%, 3/30/28  45,000 45
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 85,000 75
NRG Energy, 4.45%, 6/15/29  (1) 85,000 77
Occidental Petroleum, 6.20%, 3/15/40  115,000 113
Occidental Petroleum, 6.375%, 9/1/28  65,000 67
Occidental Petroleum, 6.625%, 9/1/30  265,000 274
Occidental Petroleum, 8.875%, 7/15/30  500,000 571
ONEOK, 5.65%, 11/1/28  45,000 45
ONEOK, 5.80%, 11/1/30  85,000 86
ONEOK, 6.05%, 9/1/33  130,000 132
O'Reilly Automotive, 5.75%, 11/20/26  70,000 71
Ovintiv, 5.65%, 5/15/28  50,000 50
Pacific Gas & Electric, 2.10%, 8/1/27  85,000 75
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 163
Pacific Gas & Electric, 4.55%, 7/1/30  195,000 179
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 79
Pacific Gas & Electric, 6.70%, 4/1/53  80,000 81
Pacific Gas & Electric, 6.95%, 3/15/34  135,000 142
Palomino Funding Trust I, 7.233%, 5/17/28  (1) 540,000 554
Pfizer Investment Enterprises, 4.75%, 5/19/33  150,000 146
Pfizer Investment Enterprises, 5.30%, 5/19/53  145,000 141
Pfizer Investment Enterprises, 5.34%, 5/19/63  220,000 211
Philip Morris International, 5.125%, 2/15/30  150,000 148
Pioneer Natural Resources, 5.10%, 3/29/26  75,000 75
PNC Financial Services Group, 2.55%, 1/22/30  80,000 68
PNC Financial Services Group, VR, 6.037%, 10/28/33  (11) 245,000 244
PNC Financial Services Group, VR, 6.615%, 10/20/27  (11) 50,000 51
PNC Financial Services Group, Series T, VR, 3.40%  (11)(12) 14,000 11

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Public Service Enterprise Group, 5.875%, 10/15/28  50,000 51
Public Storage Operating, 5.35%, 8/1/53  50,000 48
Regency Centers, 3.60%, 2/1/27  660,000 625
Revvity, 1.90%, 9/15/28  185,000 156
Revvity, 2.25%, 9/15/31  100,000 78
Revvity, 3.30%, 9/15/29  59,000 52
Reynolds American, 4.45%, 6/12/25  23,000 23
Rogers Communications, 3.20%, 3/15/27  149,000 138
Rogers Communications, 3.80%, 3/15/32  150,000 130
Rogers Communications, 4.35%, 5/1/49  20,000 16
Rogers Communications, 4.55%, 3/15/52  720,000 567
Ross Stores, 1.875%, 4/15/31  260,000 204
Sabine Pass Liquefaction, 4.20%, 3/15/28  55,000 53
Santander Holdings USA, VR, 2.49%, 1/6/28  (11) 135,000 121
Santander Holdings USA, VR, 6.499%, 3/9/29  (11) 55,000 55
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (11) 545,000 501
SBA Tower Trust, 1.84%, 4/15/27  (1) 290,000 252
SBA Tower Trust, 2.328%, 1/15/28  (1) 40,000 34
SBA Tower Trust, 2.593%, 10/15/31  (1) 235,000 183
Sempra, 3.40%, 2/1/28  50,000 46
Sempra, 3.70%, 4/1/29  75,000 69
Southern, 5.20%, 6/15/33  355,000 348
Southern, 5.70%, 3/15/34  165,000 168
Southern California Edison, 5.70%, 3/1/53  115,000 111
Southern California Edison, Series D, 4.70%, 6/1/27  170,000 167
Sprint Capital, 6.875%, 11/15/28  305,000 322
Sprint Capital, 8.75%, 3/15/32  175,000 209
Standard Chartered, VR, 2.608%, 1/12/28  (1)(11) 615,000 552
Standard Chartered, VR, 3.971%, 3/30/26  (1)(11) 200,000 194
Sutter Health, 5.164%, 8/15/33  75,000 73
T-Mobile USA, 5.75%, 1/15/54  465,000 459
T-Mobile USA, 6.00%, 6/15/54  275,000 281
Targa Resources Partners, 5.00%, 1/15/28  45,000 44
Targa Resources Partners, 5.50%, 3/1/30  320,000 309
Targa Resources Partners, 6.875%, 1/15/29  57,000 58
Thermo Fisher Scientific, 5.20%, 1/31/34  110,000 110
Toronto-Dominion Bank, 5.523%, 7/17/28  50,000 50
Truist Financial, VR, 4.123%, 6/6/28  (11) 77,000 72
U.S. Bancorp, VR, 3.70%  (11)(12) 30,000 23
U.S. Bancorp, VR, 6.787%, 10/26/27  (11) 50,000 51
UBS Group, 3.75%, 3/26/25  500,000 485
UBS Group, VR, 5.959%, 1/12/34  (1)(11) 240,000 236
UBS Group, VR, 6.301%, 9/22/34  (1)(11) 200,000 202
UBS Group, VR, 9.25%  (1)(11)(12) 200,000 212
UBS Group, VR, 9.25%  (1)(11)(12) 200,000 209
UnitedHealth Group, 4.50%, 4/15/33  225,000 215

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group, 5.05%, 4/15/53  460,000 431
UnitedHealth Group, 5.875%, 2/15/53  185,000 197
Utah Acquisition Sub, 3.95%, 6/15/26  616,000 586
Utah Acquisition Sub, 5.25%, 6/15/46  25,000 19
VF, 2.95%, 4/23/30  145,000 117
Viatris, 3.85%, 6/22/40  175,000 120
Viatris, 4.00%, 6/22/50  115,000 74
Vistra Operations, 5.125%, 5/13/25  (1) 250,000 246
Vistra Operations, 6.95%, 10/15/33  (1) 100,000 102
Volkswagen Group of America Finance, 3.20%, 9/26/26  (1) 785,000 735
Walt Disney, 3.60%, 1/13/51  135,000 102
Warnermedia Holdings, 3.755%, 3/15/27  365,000 344
Wells Fargo, 4.30%, 7/22/27  175,000 168
Wells Fargo, VR, 2.393%, 6/2/28  (11) 670,000 599
Wells Fargo, VR, 2.572%, 2/11/31  (11) 1,840,000 1,539
Wells Fargo, VR, 2.879%, 10/30/30  (11) 500,000 427
Wells Fargo, VR, 3.196%, 6/17/27  (11) 75,000 71
Wells Fargo, VR, 6.491%, 10/23/34  (11) 215,000 225
Western Midstream Operating, 4.50%, 3/1/28  50,000 47
Westlake, 1.625%, 7/17/29 (EUR)  100,000 94
Williams, 3.75%, 6/15/27  50,000 47
Xcel Energy, 3.40%, 6/1/30  255,000 229
Total Corporate Bonds (Cost $60,832) 57,332
EQUITY MUTUAL FUNDS 12.6%
T. Rowe Price Institutional Emerging Markets Equity Fund  (3) 5,389,460 169,768
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (3) 6,661,382 65,148
T. Rowe Price Real Assets Fund - I Class  (3) 11,417,572 153,681
Total Equity Mutual Funds (Cost $390,810) 388,597
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  178,000 197
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  198,000 218
Total Foreign Government Obligations & Municipalities (Cost
$396) 415
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51  (1) 258,951 195
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.597%, 11/15/34  (1) 135,000 47

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56  (1) 127,097 106
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M TSFR + 1.046%, 6.369%, 4/15/34  (1) 305,000 303
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.464%, 6/15/27  (1) 205,000 205
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.734%, 10/15/36  (1) 150,000 144
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51  (1) 259,183 196
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41  (1) 120,000 95
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41  (1) 100,000 77
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51  (1) 107,566 85
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65  (1) 27,109 26
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  122,657 118
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29  (1) 480,000 431
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.527%, 10/10/29  (1) 170,000 147
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.443%, 2/25/30  41,424 41
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37  (1) 120,634 110
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, PRIME +
0.00%, 8.50%, 6/15/34  (1) 360,000 360
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45  (1) 285,000 166
Finance of America HECM Buyout, Series 2022-HB2, Class A1A,
ARM, 4.00%, 8/1/32  (1) 142,429 138
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50  (1) 39,034 36
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (1) 14,050 12
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57  (1) 54,513 48
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58  (1) 10,409 9
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.148%, 6.471%, 12/15/36  (1) 225,000 223
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 4.154%, 7/25/44  (1) 2,546 3

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.925%, 10/25/50  (1) 158,519 128
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51  (1) 199,099 150
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52  (1) 198,283 150
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56  (1) 88,209 68
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33  (1) 80,000 70
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (1) 43,843 37
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (1) 50,857 43
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.574%, 12/25/50  (1) 157,338 127
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50  (1) 4,029 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50  (1) 9,066 9
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.264%, 6/25/50  (1) 158,613 130
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR + 1.464%,
6.787%, 8/15/38  (1) 446,771 419
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, ARM,
2.75%, 7/25/59  (1) 1,476 1
Morgan Stanley Residential Mortgage Loan Trust, Series  2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68  (1) 98,920 100
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51  (1) 161,948 122
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60  (1) 112,157 97
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63  (1) 98,944 100
SCG Mortgage Trust, Series 2023-NASH, Class A, ARM, 1M TSFR
+ 2.391%, 7.722%, 12/15/40  (1) 335,000 334
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  71,409 66
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47  (1) 104,641 93
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47  (1) 22,089 19
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48  (1) 5,190 5
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48  (1) 15,865 14

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48  (1) 47,708 43
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (1) 4,671 5
Structured Agency Credit Remic Trust, Series 2023-HQA3, Class
A1, CMO, ARM, SOFR30A + 1.85%, 7.172%, 11/25/43  (1) 100,000 101
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.628%, 8/25/33  (1) 111,564 112
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, ARM,
1M TSFR + 1.114%, 6.457%, 10/25/59  (1) 50,663 51
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51  (1) 208,188 157
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60  (1) 100,000 95
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66  (1) 118,062 92
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 335
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 525
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50  (1) 21,148 17
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36  (1) 100,000 76
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$8,351) 7,216
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  30,199 2,767
Total Consumer Discretionary 2,767
Total Preferred Stocks (Cost $2,547) 2,767
PRIVATE INVESTMENT COMPANIES 2.0%
Blackstone Partners Offshore Fund  (5)(6) 27,065 62,668
Total Private Investment Companies (Cost $42,103) 62,668
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.0%
U.S. Government Agency Obligations 1.5%
Federal Home Loan Mortgage
2.50%, 4/1/30  52,957 50

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 12/1/42 - 2/1/47  281,559 248
3.50%, 8/1/42 - 3/1/46  461,700 419
4.00%, 10/1/40 - 12/1/41  99,432 92
4.50%, 6/1/39 - 5/1/42  137,201 134
5.00%, 1/1/24 - 8/1/40  38,743 39
5.50%, 1/1/40  83 —
6.00%, 3/1/33 - 8/1/38  39,138 41
6.50%, 9/1/32  1,991 2
7.00%, 6/1/32  392 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.725%, 5.975%, 7/1/35  431 —
RFUCCT1Y + 1.785%, 4.035%, 2/1/37  357 —
RFUCCT1Y + 1.842%, 4.091%, 1/1/37  3,798 4
RFUCCT1Y + 1.918%, 4.292%, 2/1/37  3,227 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  99,484 20
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  44,158 38
2.00%, 8/1/36 - 9/1/52  3,913,396 3,080
2.50%, 7/1/37 - 5/1/52  4,088,244 3,358
3.00%, 5/1/31 - 6/1/52  2,156,564 1,863
3.50%, 6/1/47 - 8/1/52  756,294 677
4.00%, 8/1/37 - 5/1/52  392,843 368
4.50%, 5/1/50 - 11/1/52  772,560 724
5.00%, 5/1/53  57,014 55
5.50%, 8/1/53  557,687 550
6.00%, 9/1/53  131,190 132
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  39,162 34
3.50%, 6/1/42 - 5/1/46  310,596 283
4.00%, 11/1/40  98,531 93
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 4.145%, 12/1/35  654 1
RFUCCT1Y + 1.892%, 4.779%, 12/1/35  1,684 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  607 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,269,321 1,059
2.00%, 5/1/36 - 6/1/52  12,597,168 10,000
2.50%, 8/1/30 - 5/1/52  7,774,395 6,439
3.00%, 1/1/27 - 4/1/52  4,779,900 4,168
3.50%, 2/1/35 - 8/1/52  2,346,865 2,128
4.00%, 7/1/35 - 11/1/52  2,374,557 2,207
4.50%, 7/1/39 - 8/1/52  1,570,718 1,497
5.00%, 3/1/25 - 9/1/53  1,128,462 1,104
5.50%, 9/1/34 - 10/1/53  512,809 512
6.00%, 2/1/33 - 9/1/53  1,308,156 1,325
6.50%, 7/1/32 - 5/1/40  62,354 66

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UMBS, TBA  (14)
2.00%, 12/1/38  735,000 642
2.50%, 12/1/53  250,000 202
3.50%, 12/1/53  365,000 320
5.00%, 12/1/53  685,000 659
5.50%, 12/1/53  485,000 478
6.00%, 12/1/53  255,000 256
6.50%, 12/1/53  485,000 493
45,865
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  238,858 201
2.00%, 3/20/51 - 3/20/52  3,191,352 2,577
2.50%, 8/20/50 - 3/20/52  3,206,232 2,678
3.00%, 9/15/42 - 6/20/52  2,813,228 2,442
3.50%, 12/20/42 - 7/20/52  1,785,071 1,620
4.00%, 7/20/42 - 10/20/52  1,720,378 1,595
4.50%, 11/20/39 - 10/20/52  1,059,132 1,009
5.00%, 7/20/39 - 6/20/49  502,372 499
5.50%, 1/20/36 - 3/20/49  266,566 271
6.00%, 12/20/38  14,813 15
6.50%, 3/15/26  120 —
7.00%, 8/20/53 - 9/20/53  174,398 179
8.00%, 10/20/25  18 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  26,209 24
3.50%, 10/20/50  135,000 107
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  22,706 3
4.00%, 2/20/43  12,697 2
Government National Mortgage Assn., TBA  (14)
2.00%, 12/20/53  205,000 165
4.50%, 12/20/53  150,000 142
5.00%, 12/20/53  495,000 481
5.50%, 12/20/53  1,135,000 1,127
6.00%, 12/20/53  400,000 403
6.50%, 12/20/53  315,000 320
15,860
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $67,156) 61,725
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.6%
U.S. Treasury Obligations 2.6%
U.S. Treasury Bonds, 1.875%, 2/15/41  500,000 333

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 3.00%, 8/15/52  (15) 4,900,000 3,696
U.S. Treasury Bonds, 3.375%, 8/15/42  (15)(16) 6,125,000 5,095
U.S. Treasury Bonds, 3.625%, 2/15/53  4,330,000 3,695
U.S. Treasury Bonds, 3.625%, 5/15/53  294,900 252
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 1,958
U.S. Treasury Bonds, 4.00%, 11/15/42  (15)(16) 4,305,000 3,914
U.S. Treasury Bonds, 4.00%, 11/15/52  2,840,000 2,596
U.S. Treasury Bonds, 4.75%, 11/15/53  1,400,000 1,456
U.S. Treasury Notes, 0.625%, 12/31/27  3,335,000 2,872
U.S. Treasury Notes, 0.625%, 8/15/30  (16) 4,035,000 3,166
U.S. Treasury Notes, 1.50%, 1/31/27  2,950,000 2,697
U.S. Treasury Notes, 2.25%, 1/31/24  (15)(16) 7,400,000 7,362
U.S. Treasury Notes, 3.25%, 6/30/27  4,905,000 4,720
U.S. Treasury Notes, 3.875%, 11/30/27  1,930,000 1,895
U.S. Treasury Notes, 3.875%, 11/30/29  2,130,000 2,074
U.S. Treasury Notes, 4.125%, 6/15/26  6,590,000 6,524
U.S. Treasury Notes, 4.125%, 9/30/27  3,070,000 3,041
U.S. Treasury Notes, 4.125%, 8/31/30  1,745,000 1,720
U.S. Treasury Notes, 4.125%, 11/15/32  5,645,000 5,543
U.S. Treasury Notes, 4.625%, 9/15/26  (16) 10,732,500 10,769
U.S. Treasury Notes, 4.625%, 10/15/26  4,430,000 4,447
79,825
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $83,100) 79,825
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Treasury Reserve Fund, 5.41%  (3)(17) 51,803,378 51,803
Total Short-Term Investments (Cost $51,803) 51,803
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(17) 4,060,047 4,060
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,060

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(17) 1,009,040 1,009
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,009
Total Securities Lending Collateral (Cost $5,069) 5,069
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0 .0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 12/22/23 @
$110.00  (5) 80 8,784 75
OTC Options Purchased 0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
USD / EUR Call,
12/14/23 @
EUR1.09  (5) 1 6,000 34
Total Options Purchased (Cost $116) 109
Total Investments in Securities
100.9% of Net Assets
(Cost $2,380,894) $ 3,107,776
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$27,072 and represents 0.9% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$9,551 and represents 0.3% of net assets.
(8) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Perpetual security with no stated maturity date.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,688 and represents 0.2% of net assets.
(15) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) All or a portion of this security is pledged to cover or as collateral for written call options at November 30, 2023.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PRIME Prime rate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
1/19/24 @ $4,575.00 415 189,564 (3,621)
Total Options Written (Premiums $(3,121)) $ (3,621)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 5,710 141 151 (10)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 349 9 9 —
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 349 11 11 —
Total Bilateral Credit Default Swaps, Protection
Bought 171 (10)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 47 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps 171 (10)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 1,676 82 5 77
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 11,056 208 148 60

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 * 1,383 3 (14) 17
Total Centrally Cleared Credit Default Swaps,
Protection Sold 154
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive Fixed
3.049% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 11/20/28 (EUR) 13,226 73 — 73
5 Year Interest Rate Swap, Receive Fixed
3.111% Annually, Pay Variable 4.076% (6M
EURIBOR) Semi-Annually, 11/17/28 (EUR) 11,549 99 — 99
30 Year Interest Rate Swap, Pay Fixed
2.843% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 11/20/53
(EUR) 2,835 (60) — (60)
30 Year Interest Rate Swap, Pay Fixed
2.898% Annually, Receive Variable 4.076%
(6M EURIBOR) Semi-Annually, 11/17/53
(EUR) 2,687 (89) — (89)
Total Centrally Cleared Interest Rate Swaps 23
Total Centrally Cleared Swaps 177
Net payments (receipts) of variation margin to date (184)
Variation margin receivable (payable) on centrally cleared swaps $ (7)
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $18.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/19/24 CAD 3,095 USD 2,283 $ —
Bank of America 1/19/24 JPY 252,192 USD 1,701 13
Bank of America 1/19/24 NZD 955 USD 573 15
Bank of America 1/19/24 USD 376 CAD 518 (6)
Canadian Imperial Bank
of Commerce 1/19/24 USD 370 CAD 510 (6)
Citibank 12/8/23 THB 20,205 USD 572 3
Citibank 1/17/24 USD 577 KRW 765,140 (13)
Citibank 1/19/24 AUD 1,790 USD 1,145 39
Citibank 1/19/24 USD 376 CAD 518 (6)
Citibank 1/19/24 USD 564 NZD 955 (24)
Deutsche Bank 1/17/24 USD 571 KRW 762,955 (18)
Deutsche Bank 1/19/24 JPY 252,192 USD 1,702 13
Deutsche Bank 1/19/24 USD 1,129 AUD 1,790 (56)
Goldman Sachs 1/19/24 USD 745 JPY 110,012 (3)
HSBC Bank 12/7/23 PHP 31,851 USD 571 3
HSBC Bank 1/19/24 USD 1,118 CAD 1,550 (25)
JPMorgan Chase 1/19/24 USD 1,489 JPY 220,058 (7)
Morgan Stanley 12/8/23 USD 559 THB 20,205 (16)
Standard Chartered 1/17/24 KRW 1,528,095 USD 1,174 5
State Street 1/19/24 USD 1,168 JPY 174,315 (18)
UBS Investment Bank 12/7/23 PHP 31,979 USD 573 3
UBS Investment Bank 12/7/23 USD 1,121 PHP 63,830 (29)
UBS Investment Bank 2/23/24 USD 1,043 EUR 956 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (134)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 158 MSCI EAFE Index contracts 12/23 (16,800) $ (165)
Long, 242 S&P 500 E-Mini Index contracts 12/23 55,379 1,557
Long, 401 U.S. Treasury Notes five year contracts 3/24 42,847 313
Long, 290 U.S. Treasury Notes two year contracts 3/24 59,294 10
Short, 58 Ultra U.S. Treasury Bonds contracts 3/24 (7,134) (109)
Short, 37 Ultra U.S. Treasury Notes ten year contracts 3/24 (4,200) 6
Net payments (receipts) of variation margin to date (1,624)
Variation margin receivable (payable) on open futures contracts $ (12)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.80%  $ — $ (1) $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.70%  (363) 1,430 1,088
T. Rowe Price Institutional Emerging Markets
Equity Fund  (866) (1,190) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.83%  (194) 514 709
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.99%  (178) 1,158 1,344
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.62%  — 1,039 941
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 5.65%  — (2) 3
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (1,210) 3,292 —
T. Rowe Price Real Assets Fund - I Class  — 5,423 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.66%  — (7,554) 1,259
T. Rowe Price Government Reserve Fund, 5.42% — — — ++
T. Rowe Price Treasury Reserve Fund, 5.41% — — 1,977
Totals $ (2,811) # $ 4,109 $ 7,321 +

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.80%  $ 6 $ 1 $ — $ 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.70%  37,222 1,088 1,363 38,377
T. Rowe Price Institutional
Emerging Markets Equity Fund  172,824 1,000 2,866 169,768
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.83%  17,585 709 3,934 14,874
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.99%  38,290 1,344 1,178 39,614
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.62%  63,900 941 — 65,880
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 5.65%  87 3 — 88
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  73,067 — 11,211 65,148
T. Rowe Price Real Assets Fund
- I Class  113,343 34,915 — 153,681
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.66%  71,408 2,259 — 66,113
T. Rowe Price Government
Reserve Fund, 5.42% 394 ¤ ¤ 5,069
T. Rowe Price Treasury Reserve
Fund, 5.41% 74,736 ¤ ¤ 51,803
Total $ 670,421 ^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $7,321 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $731,285.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,380,894) $ 3,107,776
Receivable for investment securities sold 11,250
Dividends and interest receivable 5,031
Receivable for shares sold 1,210
Foreign currency (cost $624) 624
Bilateral swap premiums paid 171
Cash 141
Unrealized gain on forward currency exchange contracts 94
Other assets 6,128
Total assets 3,132,425
Liabilities
Payable for investment securities purchased 15,768
Payable for shares redeemed 10,938
Obligation to return securities lending collateral 5,069
Options written (premiums $3,121) 3,621
Investment management fees payable 1,105
Unrealized loss on forward currency exchange contracts 228
Due to affiliates 112
Variation margin payable on futures contracts 12
Unrealized loss on bilateral swaps 10
Variation margin payable on centrally cleared swaps 7
Payable to directors 2
Other liabilities 15,515
Total liabilities 52,387
NET ASSETS $ 3,080,038

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 698,628
Paid-in capital applicable to 85,979,261 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 2,381,410
NET ASSETS $ 3,080,038
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,348,494; Shares outstanding: 37,691,707) $ 35.78
I Class
(Net assets: $1,731,544; Shares outstanding: 48,287,554) $ 35.86

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $455) $ 23,886
    Interest 4,207
Securities lending 11
Total income 28,104
Expenses
Investment management 8,923
Shareholder servicing
Investor Class $ 1,026
I Class 84 1,110
Prospectus and shareholder reports
Investor Class 46
I Class 9 55
Custody and accounting 207
Legal and audit 33
Proxy and annual meeting 31
Registration 31
Directors 6
Miscellaneous 107
Waived / paid by Price Associates (2,139)
Total expenses 8,364
Net investment income 19,740

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 63,160
Futures 6,811
Swaps 95
Options written (12,481)
Forward currency exchange contracts 111
Foreign currency transactions 5
Net realized gain 57,701
Change in net unrealized gain / loss
Securities 104,900
Futures 2,346
Swaps 90
Options written (319)
Forward currency exchange contracts (96)
Other assets and liabilities denominated in foreign currencies 142
Change in net unrealized gain / loss 107,063
Net realized and unrealized gain / loss 164,764
INCREASE IN NET ASSETS FROM OPERATIONS
$ 184,504

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,740 $ 46,207
Net realized gain (loss) 57,701 (21,607)
Change in net unrealized gain / loss 107,063 (64,108)
Increase (decrease) in net assets from operations 184,504 (39,508)
Distributions to shareholders
Net earnings
Investor Class – (95,888)
I Class – (115,051)
Decrease in net assets from distributions – (210,939)
Capital share transactions
*
Shares sold
Investor Class 40,894 124,944
I Class 108,246 241,711
Distributions reinvested
Investor Class – 93,496
I Class – 112,982
Shares redeemed
Investor Class (131,558) (410,984)
I Class (135,093) (276,767)
Decrease in net assets from capital share
transactions (117,511) (114,618)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Increase (decrease) during period 66,993 (365,065)
Beginning of period 3,013,045 3,378,110
End of period $ 3,080,038 $ 3,013,045
*Share information (000s)
Shares sold
Investor Class 1,173 3,696
I Class 3,109 7,278
Distributions reinvested
Investor Class – 2,955
I Class – 3,568
Shares redeemed
Investor Class (3,773) (12,312)
I Class (3,869) (8,256)
Decrease in shares outstanding (3,360) (3,071)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate Growth
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund has two classes of shares: the Spectrum Moderate Growth Allocation
Fund (Investor Class) and the Spectrum Moderate Growth Allocation Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 219,697 $ — $ 219,697
Bond Mutual Funds 224,952 — — 224,952
Common Stocks 1,656,137 488,438 1,989 2,146,564
Convertible Bonds — — — —
Convertible Preferred Stocks — — 5,550 5,550
Equity Mutual Funds 388,597 — — 388,597
Preferred Stocks — 2,767 — 2,767
Private Investment Companies — — 62,668 62,668
Short-Term Investments 51,803 — — 51,803
Securities Lending Collateral 5,069 — — 5,069
Options Purchased 75 34 — 109
Total Securities 2,326,633 710,936 70,207 3,107,776
Swaps* — 487 — 487
Forward Currency Exchange
Contracts — 94 — 94
Futures Contracts* 1,886 — — 1,886
Total $ 2,328,519 $ 711,517 $ 70,207 $ 3,110,243
Liabilities
Options Written $ — $ 3,621 $ — $ 3,621
Swaps* — 149 — 149
Forward Currency Exchange
Contracts — 228 — 228
Futures Contracts* 274 — — 274
Total $ 274 $ 3,998 $ — $ 4,272

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2023, totaled $1,645,000 for the six months ended November 30, 2023.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
11/30/23
Investment in Securities
Common Stocks $ 3,405 $ 47 $ 591 $ (2,054) $ 1,989
Convertible Bonds 16 (16) — — —
Convertible Preferred Stocks 7,902 (1,517) 88 (923) 5,550
Private Investment Companies 60,217 2,451 — — 62,668
Total $ 71,540 $ 965 $ 679 $ (2,977) $ 70,207

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ $ 576
Foreign exchange derivatives
Forwards
,
Securities^
128
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 315
Equity derivatives
Futures
1,557
^
,*
Total $ 2,576
^
,*
Liabilities
Interest rate derivatives
Centrally Cleared Swaps, Futures
$ 258
Foreign exchange derivatives
Forwards
228
Equity derivatives
Futures
,
Options Written
3,786
Total $ 4,272
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 2 $ — $ (1,520) $ — $ (42) $ (1,560)
Foreign
exchange
derivatives (99) — — 111 — 12
Credit
derivatives (4) — — — 137 133
Equity
derivatives — (12,481) 8,331 — — (4,150)
Total $ (101) $ (12,481) $ 6,811 $ 111 $ 95 $ (5,565)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 4 $ — $ 319 $ — $ 23 $ 346
Foreign
exchange
derivatives 37 — — (96) — (59)
Credit
derivatives — — — — 67 67
Equity
derivatives — (319) 2,027 — — 1,708
Total $ 41 $ (319) $ 2,346 $ (96) $ 90 $ 2,062
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30,
2023, securities valued at $16,224,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2023, securities valued at $10,727,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 6% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 7% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks.
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $14,167,000 (0.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however,

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2023, securities valued at $73,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of November 30, 2023.
Investment in Blackstone Partners Offshore Fund  The fund invested in Blackstone
Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone
Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.
Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights.
In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of November 30, 2023, the fund’s investment in Blackstone
Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$4,856,000; the value of cash collateral and related investments was $5,069,000.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $487,669,000 and $563,921,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated $222,816,000 and $213,072,000, respectively, for the six months ended
November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $64,324,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $2,420,380,000. Net unrealized gain aggregated $685,802,000 at period-end, of which $865,386,000 related to appreciated investments and $179,584,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. At November 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2023, expenses incurred pursuant to these service agreements were
$56,000 for Price Associates; $471,000 for T. Rowe Price Services, Inc.; and $31,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor Class I Class
Expense limitation/I Class Limit 0.94% 0.05%
Expense limitation date 09/30/25 09/30/24
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended November 30, 2023, are as follows:

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Total management fee waived was allocated ratably in the amounts of $956,000 and
$1,183,000 for the Investor Class and I Class, respectively, for the six months ended
November 30, 2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended November 30, 2023, these reimbursements amounted to $22,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ —
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 131
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 946
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 44
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 98
T. Rowe Price International Bond Fund (USD Hedged)
- I Class 0.49% 155
T. Rowe Price Limited Duration Inflation Focused Bond
Fund - I Class 0.25% —
T. Rowe Price Multi-Strategy Total Return Fund - I Class 1.00% 309
T. Rowe Price Real Assets Fund - I Class 0.64% 436
T. Rowe Price U.S. Treasury Long-Term Index Fund - I
Class 0.06% 20
Total Management Fee Waived $ 2,1 39

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 153,732,655 10,630,075
Mark J. Parrell 154,658,927 9,656,483
Kellye L. Walker 154,019,917 10,398,997
Eric L. Veiel 153,657,119 10,668,080

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F103-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.   Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3.   Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)   Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)   Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.   Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024